                              Two World Trade Center, New York, New York 10048

DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS February 28, 1998

DEAR SHAREHOLDER:

Continuing the trend of recent years, high-yield bonds remained one of the better-performing sectors of the fixed-income market for the calendar year 1997. Benefiting from a healthy economy, improved credit quality and a relatively favorable interest-rate environment, the high-yield market posted a strong double-digit return for the year.

Reviewing the past six-month period, despite some market weakness in October and November, as a result of the foreign market crisis, the sector finished on a high note. Continued strength in the economy has resulted in solid earnings improvements on the part of many high-yield companies and has provided the fuel for the sharp equity market advance experienced during the period. Many high-yield companies have taken advantage of higher equity valuations to raise equity and strengthen their own balance sheets. The resulting credit quality improvement has helped keep the high-yield market's performance strong relative to that of many of the other fixed-income markets.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended February 28, 1998, the Fund's Class A, B, C and D shares had total returns of 5.08 percent, 4.54 percent, 4.62 percent and 5.19 percent, respectively versus 6.44 percent and 6.86 percent for the Lehman High Yield Index and the Lipper High Yield Bond Fund Index. Performance of the Fund's four share classes varies because of differing sales charges and expenses. On February 28, 1998, the Fund's net assets exceeded $2.2 billion.

As the economy has continued to expand over the past few years, the Fund has tended to concentrate on B-rated issues. In a growing economy one can generally find undervalued, upgrade candidates in this sector of the market that provide attractive yields as well as appreciation potential. Given our expectation for continued growth in the economy this year, we feel that many of these issues remain very attractive investments. However, in light of the lower market yields available today and the

DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS February 28, 1998, continued

potential for a modest correction in the market, we have taken some defensive steps for the portfolio over the past year. This includes increasing our allocation to the higher-quality end of the market (BB-rated issues or higher). We feel that these holdings may better protect shareholders during a potentially nervous market environment, as well as provide the portfolio flexibility to take advantage of higher, more attractive market yields in the future. In addition, the Fund has sold many of its heavily cyclical positions and is now focused mainly on more predictable, recession-resistant and growth sectors of the economy, such as food/beverage, health care, telecommunications, media and cable. In some of these sectors, such as media and telecommunications, we expect to see continued consolidation, which may bode well for many of the Fund's individual holdings. Finally, in keeping with our more conservative posture, we continue to limit our exposure to the foreign high-yield markets, given the potential risk associated with the ongoing foreign market crisis.

LOOKING AHEAD

The one-to two-year outlook for the high-yield market remains favorable, with our expectations for continued economic growth. We caution, however, that during this period the possibility exists for another round of investor nervousness in reaction to potential Federal Reserve Board moves or another disruption in the foreign markets.

We thank you for your continued support of Dean Witter High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited)

  PRINCIPAL
  AMOUNT IN                                                                    COUPON      MATURITY
  THOUSANDS                                                                     RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (93.5%)
              Aerospace (0.6%)
   $13,000    Sabreliner Corp. (Series B) .................................    12.50 %    04/15/03   $  13,715,000
                                                                                                     --------------

              Automotive (3.4%)
    30,000    General Motors Acceptance Corp. .............................    15.00      03/17/98      30,096,900
    43,700    Toyota Motor Credit Corp. ...................................    15.00      09/25/98      45,927,389
                                                                                                     --------------
                                                                                                        76,024,289
                                                                                                     --------------
              Broadcast Media (6.9%)
    13,350    Adams Outdoor Advertising L.P. ..............................    10.75      03/15/06      14,818,500
    33,500    Australis Holdings Ltd. (Australia) .........................    15.00 ++   11/01/02      15,075,000
     4,404    Australis Media Ltd. -144A* (Australia) .....................     0.00      11/01/00       2,950,688
    15,000    Capstar Broadcasting Partners ...............................    12.75 ++   02/01/09      11,212,500
    19,950    Echostar DBS Corp. ..........................................    12.50      07/01/02      22,144,500
    15,500    Paxson Communications Corp. .................................    11.625     10/01/02      16,836,875
    20,749    Spanish Broadcasting System, Inc. ...........................    12.50      06/15/02      23,861,350
    14,000    STC Broadcasting, Inc. ......................................    11.00      03/15/07      15,470,000
    44,865    TCI Satellite Entertainment Corp. -144A*.....................    12.25 ++   02/15/07      31,854,150
                                                                                                     --------------
                                                                                                       154,223,563
                                                                                                     --------------
              Business Services (4.4%)
    28,000    Anacomp, Inc. (Series B) ....................................    10.875     04/01/04      29,680,000
    13,000    Comforce Operating Inc. .....................................    12.00      12/01/07      13,910,000
    42,700    Xerox Credit Corp. ..........................................    15.00      06/26/98      43,904,567
    11,700    Xerox Credit Corp. ..........................................    15.00      10/07/98      12,327,003
                                                                                                     --------------
                                                                                                        99,821,570
                                                                                                     --------------
              Cable & Telecommunications (18.3%)
    20,000    21st Century Telecom Group -144A* ...........................    12.25 ++   02/15/08      10,800,000
    15,700    Adelphia Communications, Inc. (Series B) ....................     9.875     03/01/07      17,113,000
    13,500    Advanced Radio Telecommunication (Units)++ ..................    14.00      02/15/07      14,647,500
    32,625    American Communications Services, Inc. ......................    13.75      07/15/07      39,313,125
    16,099    Cablevision Systems Corp. ...................................     9.875     04/01/23      17,708,900
    14,750    Charter Communication South East L.P. (Series B) ............    11.25      03/15/06      16,556,875
    20,031    Clearnet Communications Inc. (Canada) .......................    14.75 ++   12/15/05      16,225,110
    24,060    Falcon Holdings Group L.P. (Series B) .......................    11.00 +    09/15/03      25,593,653
    19,000    FrontierVision Operating Partners, L.P. .....................    11.00      10/15/06      21,090,000
    10,800    Globalstar L.P./Capital Corp. ...............................    10.75      11/01/04      10,881,000
    14,900    GST Equipment Funding, Inc. .................................    13.25      05/01/07      17,433,000
    13,800    Hyperion Telecommunication, Inc.
               (Series A)  ................................................    13.00 ++   04/15/03      10,315,500

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON      MATURITY
  THOUSANDS                                                                     RATE         DATE         VALUE
 -----------------------------------------------------------------------------------------------------------------
   $23,000    Hyperion Telecommunication, Inc.
               (Series B)  ................................................    12.25 %    09/01/04   $  25,990,000
    56,800    In-Flight Phone Corp. (Series B)(a) .........................    14.00 ++   05/15/02       7,952,000
    14,000    IXC Communications, Inc. (Series B) .........................    12.50      10/01/05      16,205,000
    10,000    James Cable Partners L.P. ...................................    10.75      08/15/04      10,650,000
    20,000    Nextel Communications, Inc. .................................    10.65 ++   09/15/07      12,950,000
     8,500    NextLink Communications, Inc. ...............................    12.50      04/15/06       9,732,500
    19,750    Paging Network, Inc. ........................................    10.125     08/01/07      20,540,000
     5,000    Paging Network, Inc. ........................................    10.00      10/15/08       5,187,500
    15,050    Peoples Telephone Co., Inc. .................................    12.25      07/15/02      15,990,625
    16,000    Rifkin Acquisition Partners L.P. ............................    11.125     01/15/06      17,720,000
    11,000    Talton Holdings, Inc. -144A* ................................    11.00      06/30/07      12,210,000
    20,230    USA Mobile Communications
               Holdings, Inc.  ............................................     9.50      02/01/04      19,623,100
    22,000    Winstar Communications, Inc. ................................    14.00 ++   10/15/05      18,150,000
                                                                                                     --------------
                                                                                                       410,578,388
                                                                                                     --------------
              Chemicals (1.2%)
    25,645    Harris Chemical North America, Inc. .........................    10.75      10/15/03      27,183,700
                                                                                                     --------------
              Computer Equipment (3.5%)
    46,700    IBM Credit Corp. ............................................    15.00      02/02/99      50,516,324
     8,175    Unisys Corp. ................................................    11.75      10/15/04       9,503,437
    17,500    Unisys Corp. ................................................    12.00      04/15/03      19,906,250
                                                                                                     --------------
                                                                                                        79,926,011
                                                                                                     --------------
              Computers (0.5%)
    10,000    Advanced Micro Devices, Inc. ................................    11.00      08/01/03      10,900,000
                                                                                                     --------------
              Consumer Products (1.2%)
    11,000    J.B Williams Holdings, Inc. .................................    12.00      03/01/04      11,495,000
    30,000    Renaissance Cosmetics, Inc. .................................    11.75      02/15/04      15,300,000
                                                                                                     --------------
                                                                                                        26,795,000
                                                                                                     --------------
              Containers (1.2%)
    12,500    Mail-Well Corp. .............................................    10.50      02/15/04      13,468,750
    14,725    Packaging Resources, Inc. ...................................    11.625     05/01/03      14,430,500
                                                                                                     --------------
                                                                                                        27,899,250
                                                                                                     --------------
              Drug Stores (0.5%)
    10,000    Community Distributors -144A* ...............................    10.25      10/15/04      10,300,000
                                                                                                     --------------

              Electrical & Alarm Systems (0.8%)
    22,000    Mosler, Inc. ................................................    11.00      04/15/03      18,920,000
                                                                                                     --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON      MATURITY
  THOUSANDS                                                                     RATE         DATE         VALUE
 -----------------------------------------------------------------------------------------------------------------
              Entertainment/Gaming & Lodging (10.7%)
  $ 13,850    AMF Group Inc. (Series B) ...................................    10.875%    03/15/06   $  15,217,687
    20,500    Fitzgerald Gaming Corp. -144A* ..............................    12.25      12/15/04      21,012,500
     7,000    Horseshoe Gaming L.L.C. (Series B) ..........................    12.75      09/30/00       7,787,500
    25,500    Lady Luck Gaming Finance Corp. ..............................    11.875     03/01/01      26,328,750
    16,000    Motels of America, Inc. (Series B) ..........................    12.00      04/15/04      15,600,000
    13,925    Players International, Inc. .................................    10.875     04/15/05      15,317,500
    15,900    Plitt Theaters, Inc. (Canada) ...............................    10.875     06/15/04      17,410,500
    10,000    Resort At Summerlin -144A* ..................................    13.00 +    12/15/07      10,262,500
    17,000    Riviera Holdings Corp. ......................................    10.00      08/15/04      17,467,500
    14,100    Station Casinos, Inc. .......................................     9.625     06/01/03      14,664,000
    13,500    Station Casinos, Inc. .......................................    10.125     03/15/06      15,120,000
    19,750    Stuart Entertainment, Inc. (Series B) .......................    12.50      11/15/04      14,121,250
    47,300    Walt Disney Co. .............................................    15.00      12/14/98      50,682,896
                                                                                                     --------------
                                                                                                       240,992,583
                                                                                                     --------------
              Finance (6.5%)
    45,000    Commercial Credit Co. .......................................    15.00      07/10/98      46,456,650
    50,750    General Electric Capital Corp. ..............................    15.00      01/21/99      54,793,760
    43,700    Household Finance Corp. .....................................    15.00      09/25/98      45,865,335
                                                                                                     --------------
                                                                                                       147,115,745
                                                                                                     --------------
              Foods & Beverages (9.8%)
    27,081    Envirodyne Industries, Inc. .................................    10.25      12/01/01      27,081,000
     3,500    Fleming Companies, Inc. .....................................    10.50      12/01/04       3,714,375
    15,221    Fleming Companies, Inc. .....................................    10.625     12/15/01      16,248,417
     3,500    Fleming Companies, Inc. .....................................    10.625     07/31/07       3,731,875
    51,500    General Mills, Inc. .........................................    15.00      01/29/99      55,767,805
    54,250    PepsiCo, Inc. ...............................................    15.00      08/06/98      56,373,888
    10,000    Sparkling Spring Water -144A* (Canada) ......................    11.50      11/15/07      10,800,000
   105,075    Specialty Foods Acquisition Corp.
               (Series B)  ................................................    13.00 ++   08/15/05      46,233,000
                                                                                                     --------------
                                                                                                       219,950,360
                                                                                                     --------------
              Healthcare (1.6%)
    16,975    Unilab Corp. ................................................    11.00      04/01/06      17,993,500
    16,500    Unison Healthcare Corp. -144A* ..............................    12.25      11/01/06       9,735,000
     7,000    Universal Hospital Services, Inc. -144A* ....................    10.25      03/01/08       7,070,000
                                                                                                     --------------
                                                                                                        34,798,500
                                                                                                     --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON      MATURITY
  THOUSANDS                                                                     RATE         DATE         VALUE
 -----------------------------------------------------------------------------------------------------------------
              Manufacturing (2.9%)
  $ 11,900    Berry Plastics Corp. ........................................    12.25 %    04/15/04   $  13,090,000
     9,075    Cabot Safety Corp. ..........................................    12.50      07/15/05      10,186,688
    15,500    International Wire Group, Inc. ..............................    11.75      06/01/05      17,224,375
    10,500    Outsourcing Services Group, Inc. -144A* .....................    10.875     03/01/06      10,710,000
    12,230    Uniroyal Technology Corp. ...................................    11.75      06/01/03      12,841,500
                                                                                                     --------------
                                                                                                        64,052,563
                                                                                                     --------------
              Manufacturing -Diversified (5.6%)
     7,500    Eagle Picher Industries, Inc. -144A* ........................     9.375     03/01/08       7,537,500
    10,000    High Voltage Engineering, Inc. ..............................    10.50      08/15/04      10,600,000
    15,870    Interlake Corp. .............................................    12.00      11/15/01      17,615,700
    18,400    Interlake Corp. .............................................    12.125     03/01/02      19,044,000
    13,350    J.B. Poindexter & Co., Inc. .................................    12.50      05/15/04      13,149,750
    20,000    Jordan Industries, Inc. (Series B) ..........................    10.375     08/01/07      20,800,000
    57,338    Jordan Industries, Inc. (Series B) ..........................    11.75 ++   04/01/09      36,696,320
                                                                                                     --------------
                                                                                                       125,443,270
                                                                                                     --------------
              Oil & Gas (3.1%)
    16,000    Petro Stopping Centers L.P. .................................    10.50      02/01/07      17,120,000
    49,700    Texaco Capital LLC ..........................................    15.00      01/13/99      53,540,816
                                                                                                     --------------
                                                                                                        70,660,816
                                                                                                     --------------
              Publishing (2.1%)
    14,950    American Media Operations, Inc. .............................    11.625     11/15/04      16,220,750
     7,500    MDC Communications Corp. ....................................    10.50      12/01/06       8,100,000
     7,500    Perry-Judds -144A* ..........................................    10.625     12/15/07       7,875,000
    14,100    United States Banknote Corp. ................................    10.375     06/01/02      14,223,375
                                                                                                     --------------
                                                                                                        46,419,125
                                                                                                     --------------
              Restaurants (4.9%)
              American Restaurant Group Holdings,
   141,992     Inc. -144A* (d)  ...........................................     0.00      12/15/05      26,978,480
     6,000    Ameriking, Inc. .............................................    10.75      12/01/06       6,390,000
    16,621    Carrols Corp. ...............................................    11.50      08/15/03      17,618,260
    34,207    FRD Acquisition Corp. (Series B) ............................    12.50      07/15/04      37,969,770
    15,500    Friendly Ice Cream Corp. ....................................    10.50      12/01/07      16,430,000
     5,000    Perkins Family Restaurants, L.P. -144A* .....................    10.125     12/15/07       5,162,500
                                                                                                     --------------
                                                                                                       110,549,010
                                                                                                     --------------
              Retail -Food Chains (2.5%)
     9,185    Eagle Food Centers, Inc. ....................................     8.625     04/15/00       9,024,263
    10,000    Mrs. Fields Original -144A* .................................    10.125     12/01/04      10,075,000
    15,000    Pantry, Inc. -144A* .........................................    10.25      10/15/07      15,637,500
     8,748    Pueblo Xtra International, Inc. (Series C) ..................     9.50      08/01/03       8,223,120
    14,500    Pueblo Xtra International, Inc. .............................     9.50      08/01/03      13,630,000
                                                                                                     --------------
                                                                                                        56,589,883
                                                                                                     --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON      MATURITY
  THOUSANDS                                                                     RATE         DATE         VALUE
 -----------------------------------------------------------------------------------------------------------------
              Textiles (0.5%)
   $23,517    U.S. Leather, Inc. (b) ......................................    10.25%     07/31/03   $   11,288,160
                                                                                                     --------------
              Transportation (0.8%)
    17,500    Alpha Shipping PLC -144A* (United Kingdom) ..................     9.50      02/15/08       17,193,750
                                                                                                     --------------
              TOTAL CORPORATE BONDS
               (Identified Cost $2,113,979,835)  ...................................................  2,101,340,536
                                                                                                     --------------


 NUMBER OF
   SHARES
-----------
             COMMON STOCKS (c)(0.8%)
             Automotive (0.0%)
       709   Northern Holdings Industrial Corp. (d)*  ........................       --
                                                                               -------------
             Entertainment/Gaming & Lodging (0.0%)
     7,500   Motels of America, Inc. -144A*  .................................      375,000
   781,421   Vagabond Inns, Inc. (Class D)(a)  ...............................          781
                                                                               -------------
                                                                                    375,781
                                                                               -------------
             Foods & Beverages (0.0%)
   574,725   Specialty Foods Acquisition Corp. -144A*  .......................      574,725
                                                                               -------------
             Healthcare (0.2%)
 1,358,200   Unilab Corp.  ...................................................    3,735,050
                                                                               -------------
             Restaurants (0.0%)
    38,057   American Restaurant Group Holdings, Inc. -144A*  ................          381
                                                                               -------------
             Retail (0.6%)
 2,779,700   County Seat Store Corp. (d)(e)  .................................   14,073,622
                                                                               -------------
             Textiles (0.0%)
    12,000   JPS Textiles Group, Inc. (Class A)  .............................          120
                                                                               -------------
             TOTAL COMMON STOCKS
             (Identified Cost $79,138,173)  ..................................   18,759,679
                                                                               -------------
             PREFERRED STOCK (0.2%)
             Restaurants (0.2%)
     3,500   American Restaurant Group Holdings, Inc. -144A* (Units)++
               (Identified Cost $3,500,000)  ...................................  3,552,500
                                                                               -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

 NUMBER OF                                                                     EXPIRATION
  WARRANTS                                                                        DATE            VALUE
------------------------------------------------------------------------------------------------------------
             WARRANTS (c)(0.1%)
             Aerospace (0.0%)
     9,000   Sabreliner Corp. -144A*  ........................................  04/15/03       $   90,000
                                                                                            ----------------
             Broadcast Media (0.0%)
    32,500   Australis Holdings Ltd. -144A* (Australia)  .....................  10/30/01              325
                                                                                            ----------------
             Cable & Telecommunications (0.1%)
    35,000   Hyperion Telecommunication, Inc. -144A*  ........................  04/01/01        2,975,000
                                                                                            ----------------
             Containers (0.0%)
    10,000   Crown Packaging Holdings, Ltd. -144A*  ..........................  11/01/03              100
                                                                                            ----------------
             Entertainment/Gaming & Lodging (0.0%)
     5,000   Boomtown, Inc. -144A*  ..........................................  11/01/98           --
   207,312   Fitzgeralds Gaming Corp.  .......................................  12/19/98          932,904
     7,000   Fitzgeralds South Inc. -144A*  ..................................  03/15/99           --
    10,000   Resort At Summerlin -144A*  .....................................  12/15/07              230
                                                                                            ----------------
                                                                                                  933,134
                                                                                            ----------------
             Retail (0.0%)
    10,000   County Seat Holdings Co.  .......................................  10/15/98           --
                                                                                            ----------------
             TOTAL WARRANTS
             (Identified Cost $2,711,249)  .............................................        3,998,559
                                                                                            ----------------

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE
----------- ---------------------------------------------------------------- -------- ----------
            SHORT-TERM INVESTMENTS (4.2%)
            U.S. GOVERNMENT AGENCIES (f)(4.0%)
   $15,850  Federal Farm Credit Bank  .......................................  5.42%   03/02/98     15,847,613
    25,000  Federal Home Loan Mortgage Corp.  ...............................  5.41    03/03/98     24,992,486
    50,000  Federal National Mortgage Assoc.  ...............................  5.61    03/02/98     49,992,209
                                                                                                 ----------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Amortized Cost $90,832,308)  .....................................................     90,832,308
                                                                                                 ----------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT (0.2%)
    $3,600   The Bank of New York (dated 02/27/98;  proceeds $3,672,424)(g)
              (Identified Cost $3,600,416)  ..................................  5.438%    03/02/98  $    3,600,416
                                                                                                   ---------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $94,432,724)  ..................................                          94,432,724
                                                                                                   ---------------
             TOTAL INVESTMENTS
             (Identified Cost $2,293,761,981)(h)  ............................             98.8%     2,222,083,998
             OTHER ASSETS IN EXCESS OF LIABILITIES  ...................................     1.2         26,346,286
                                                                                       ----------- ---------------
             NET ASSETS  ..............................................................   100.0%    $2,248,430,284
                                                                                       =========== ===============

------------
*       Resale is restricted to qualified institutional investors.
+       Payment-in-kind security.
++ Consists of one or more classes of securities traded together as a unit; bonds or preferred stocks with attached warrants.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a)     Non-income producing security; issuer in bankruptcy.
(b)     Non-income producing security; bond in default.
(c)     Non-income producing securities.
(d)     Acquired through exchange offer.
(e) Includes 997,289 shares which are due from the issuer pursuant to a reorganization.
(f) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(g) Collateralized by $117,623 U.S. Treasury Note 7.125% due 09/30/99 valued at $123,779, $1,000,000 Federal Home Loan Banks 6.615% due 08/15/07 valued at $1,049,328, $1,000,000 Federal Home Loan Mortgage Assoc. Corp. 6.525% due 01/03/07 valued at $1,048,517, $388,364
        Federal National Mortgage Assoc. 7.29% due 11/08/06 valued at $405,502 and $1,020,000 Federal National Mortgage Assoc. 6.28% due 11/12/02 valued at $1,045,300.
(h) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $108,014,380 and the aggregate gross unrealized depreciation is $179,692,363, resulting in net unrealized depreciation of $71,677,983.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $2,293,761,981)..........................   $2,222,083,998
Receivable for:
  Interest.................................................       51,802,967
  Capital stock sold.......................................       13,001,498
Prepaid expenses and other assets..........................          253,717
                                                            ----------------
  TOTAL ASSETS.............................................    2,287,142,180
                                                            ----------------
LIABILITIES:
Payable for:
  Investments purchased ...................................       32,415,136
  Dividends and distributions to shareholders .............        3,097,362
  Capital stock repurchased ...............................        1,233,457
  Plan of distribution fee.................................        1,039,845
  Investment management fee ...............................          692,006
Accrued expenses and other payables .......................          234,090
                                                            ----------------
  TOTAL LIABILITIES........................................       38,711,896
                                                            ----------------
  NET ASSETS...............................................   $2,248,430,284
                                                            ================
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................................   $3,226,411,823
Net unrealized depreciation................................      (71,677,983)
Accumulated undistributed net investment income  ..........        3,100,698
Accumulated net realized loss..............................     (909,404,254)
                                                            ----------------
  NET ASSETS ..............................................   $2,248,430,284
                                                            ================
CLASS A SHARES:
Net Assets.................................................   $   22,606,894
Shares Outstanding (500,000,000 authorized, $.01 par
 value)....................................................        3,332,454
  NET ASSET VALUE PER SHARE ...............................            $6.78
                                                                       =====
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 4.44% of net asset value) ........            $7.08
                                                                       =====
CLASS B SHARES:
Net Assets.................................................   $1,732,703,099
Shares Outstanding (500,000,000 authorized, $.01 par
 value)....................................................      255,828,178
  NET ASSET VALUE PER SHARE ...............................            $6.77
                                                                       =====
CLASS C SHARES:
Net Assets.................................................      $31,879,849
Shares Outstanding (500,000,000 authorized, $.01 par
 value)....................................................        4,701,489
  NET ASSET VALUE PER SHARE ...............................            $6.78
                                                                       =====
CLASS D SHARES:
Net Assets.................................................     $461,240,442
Shares Outstanding (500,000,000 authorized, $.01 par
 value)....................................................       67,982,429
  NET ASSET VALUE PER SHARE ...............................            $6.78
                                                                       =====


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended February 28, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ..........................  $ 91,324,830
                                           --------------
EXPENSES
Plan of distribution fee (Class A
 shares)..................................        11,677
Plan of distribution fee (Class B
 shares)..................................     3,715,184
Plan of distribution fee (Class C
 shares)..................................        74,836
Investment management fee.................     3,095,112
Transfer agent fees and expenses..........       542,022
Registration fees.........................       135,564
Professional fees ........................        48,748
Shareholder reports and notices ..........        43,850
Custodian fees ...........................        38,495
Directors' fees and expenses .............         8,503
Other.....................................         9,401
                                           --------------
  TOTAL EXPENSES .........................     7,723,392
                                           --------------
  NET INVESTMENT INCOME ..................    83,601,438
                                           --------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss ........................    (5,676,343)
Net change in unrealized depreciation  ...    (8,246,438)
                                           --------------
  NET LOSS ...............................   (13,922,781)
                                           --------------
NET INCREASE .............................  $ 69,678,657
                                           ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED         ENDED
                                                    FEBRUARY 28, 1998  AUGUST 31, 1997*
--------------------------------------------------  ----------------- ----------------
                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .............................   $   83,601,438     $ 55,526,474
Net realized loss .................................       (5,676,343)     (39,986,189)
Net change in unrealized depreciation .............       (8,246,438)      50,139,683
                                                    ----------------- ----------------
  NET INCREASE ....................................       69,678,657       65,679,968
                                                    ----------------- ----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Class A shares.....................................         (634,950)         (12,761)
Class B shares.....................................      (60,268,386)         (95,764)
Class C shares.....................................         (952,391)         (32,881)
Class D shares.....................................      (25,771,783)     (57,967,266)
                                                    ----------------- ----------------
  TOTAL DIVIDENDS..................................      (87,627,510)     (58,108,672)
                                                    ----------------- ----------------
Net increase from capital stock transactions ......    1,764,310,337       34,294,665
                                                    ----------------- ----------------
  NET INCREASE ....................................    1,746,361,484       41,865,961
NET ASSETS:
Beginning of period................................      502,068,800      460,202,839
                                                    ----------------- ----------------
  END OF PERIOD
  (Including undistributed net investment income
  of $3,100,698 and $7,755,090, respectively) .....   $2,248,430,284     $502,068,800
                                                    ================= ================

------------
*     Class A, Class B and Class C shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -0.75% of the average daily net assets of Class B; and (iii) Class C -up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan,

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $43,339,086 at February 28, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $732,079 and $19,041, respectively and received $226,919 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1998, aggregated $833,041,919 and $524,755,962, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At February 28, 1998, the Fund had transfer agent fees and expenses payable of approximately $12,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 1998 included in

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

Directors' fees and expenses in the Statement of Operations amounted to $1,805. At February 28, 1998, the Fund had an accrued pension liability of $49,150 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                FOR THE SIX                   FOR THE YEAR
                                                               MONTHS ENDED                       ENDED
                                                             FEBRUARY 28, 1998              AUGUST 31, 1997*
                                                      ------------------------------ ------------------------------
                                                                (UNAUDITED)
                                                          SHARES          AMOUNT          SHARES         AMOUNT
                                                      -------------- --------------  --------------  --------------
CLASS A SHARES
Sold.................................................     3,083,198   $   21,035,363       292,513    $  1,999,324
Reinvestment of dividends............................        39,743          269,619           553           3,764
Redeemed.............................................       (83,130)        (565,988)         (423)         (2,907)
                                                      -------------- --------------  --------------  --------------
Net increase -Class A................................     3,039,811       20,738,994       292,643       2,000,181
                                                      -------------- --------------  --------------  --------------
CLASS B SHARES
Sold.................................................    59,625,239      405,829,797     2,516,637      17,204,073
Reinvestment of dividends............................     3,355,701       22,703,830         6,503          44,221
Shares issued in connection with the acquisition of
 Dean Witter High Income Securities..................   214,915,122    1,469,485,599        --             --
Redeemed.............................................   (24,388,935)    (165,855,988)     (202,089)     (1,383,116)
                                                      -------------- --------------  --------------  --------------
Net increase -Class B................................   253,507,127    1,732,163,238     2,321,051      15,865,178
                                                      -------------- --------------  --------------  --------------
CLASS C SHARES
Sold.................................................     4,933,115       33,660,649       766,860       5,242,777
Reinvestment of dividends............................        75,870          515,377         2,742          18,649
Redeemed.............................................    (1,073,645)      (7,313,078)       (3,453)        (23,617)
                                                      -------------- --------------  --------------  --------------
Net increase -Class C................................     3,935,340       26,862,948       766,149       5,237,809
                                                      -------------- --------------  --------------  --------------
CLASS D SHARES
Sold.................................................       938,583        6,402,696     7,619,881      51,079,158
Reinvestment of dividends ...........................     2,034,575       13,843,274     4,584,033      30,556,953
Redeemed.............................................    (5,220,334)     (35,700,813)  (10,516,313)    (70,444,614)
                                                      -------------- --------------  --------------  --------------
Net increase (decrease) -Class D.....................    (2,247,176)     (15,454,843)    1,687,601      11,191,497
                                                      -------------- --------------  --------------  --------------
Net increase in Fund.................................   258,235,102   $1,764,310,337     5,067,444    $ 34,294,665
                                                      ============== ==============  ==============  ==============

------------
* For Class A, B, and C shares, for the period July 28 (issue date) through August 31, 1997.

DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At August 31, 1997, the Fund had a net capital loss carryover of approximately $882,518,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                                    AMOUNTS IN THOUSANDS
--------------------------------------------------------------------------------------------

    1998       1999        2000        2001       2002        2003        2004        2005
----------- ---------------------- ----------- ---------------------- ----------- -----------
  $82,234    $293,125    $182,201    $45,084    $166,660    $50,599     $23,296       $39,319
=========== ====================== =========== ====================== =========== ===========

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $10,031,000 during fiscal 1997.

At August 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

7. ACQUISITION OF DEAN WITTER HIGH INCOME SECURITIES

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter High Income Securities ("High Income") pursuant to a plan of reorganization approved by the shareholders of High Income on October 24, 1997. The acquisition was accomplished by a tax-free exchange of 214,915,122 Class B shares of the Fund at a net asset value of $6.84 per share for 147,149,092 shares of High Income. The net assets immediately before the acquisition were $552,658,205 for the Fund and $1,469,485,599 for High Income, including unrealized appreciation of $43,052,745. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,022,143,804.

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                               FOR THE SIX
                                              MONTHS ENDED              FOR THE YEAR ENDED AUGUST 31
                                              FEBRUARY 28,    -----------------------------------------------
                                                 1998++         1997*     1996      1995     1994      1993
-----------------------------------------  ------------------ --------  -------- --------  --------  --------
                                               (UNAUDITED)
              CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .....      $ 6.82        $ 6.71    $ 6.77    $ 6.83   $ 7.58    $ 7.23
                                               ---------     --------  --------  --------  -------- --------
Net investment income.....................        0.39          0.79      0.83      0.80     0.79      0.89
Net realized and unrealized gain (loss) ..       (0.05)         0.15     (0.12)    (0.06)   (0.68)     0.54
                                               ---------     --------  --------  --------  -------- --------
Total from investment operations..........        0.34          0.94      0.71      0.74     0.11      1.43
                                               ---------     --------  --------  --------  -------- --------
Less dividends from net investment
 income...................................       (0.38)        (0.83)    (0.77)    (0.80)   (0.86)    (1.08)
                                               ---------     --------  --------  --------  -------- --------
Net asset value, end of period............      $ 6.78        $ 6.82    $ 6.71    $ 6.77   $ 6.83    $ 7.58
                                               =========     ========  ========  ========  ======== ========
TOTAL INVESTMENT RETURN+..................        5.19%(1)     15.01%    11.07%    11.98%    0.93%    22.29%
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................        0.56%(2)      0.68%     0.66%     0.79%    0.69%     0.67%
Net investment income.....................        11.61%(2)    11.78%    12.27%    12.06%   10.40%    12.14%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ...       $  461       $  479    $  460    $  455   $  478    $  540
Portfolio turnover rate...................           39%(1)      113%       49%       74%     127%      173%

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated
       Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued

                                                                FOR THE PERIOD
                                               FOR THE SIX      JULY 28, 1997*
                                              MONTHS ENDED         THROUGH
                                              FEBRUARY 28,        AUGUST 31,
                                                 1998++             1997++
-----------------------------------------  ------------------ ----------------
                                               (UNAUDITED)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ....       $ 6.82             $ 6.83
                                           ------------------ ----------------
Net investment income.....................         0.39               0.07
Net realized and unrealized loss  ........        (0.06)             (0.03)
                                           ------------------ ----------------
Total from investment operations..........         0.33               0.04
                                           ------------------ ----------------
Less dividends from net investment
 income...................................        (0.37)             (0.05)
                                           ------------------ ----------------
Net asset value, end of period............       $ 6.78             $ 6.82
                                           ================== ================
TOTAL INVESTMENT RETURN+..................         5.08%(1)           0.65%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .................................         0.75%(2)           0.93%(2)
Net investment income.....................        11.48%(2)          11.80%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ...          $23                 $2
Portfolio turnover rate...................           39%(1)            113%
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ....       $ 6.82             $ 6.83
                                           ------------------ ----------------
Net investment income.....................         0.37               0.07
Net realized and unrealized loss  ........        (0.07)             (0.03)
                                           ------------------ ----------------
Total from investment operations..........         0.30               0.04
                                           ------------------ ----------------
Less dividends from net invesment income .        (0.35)             (0.05)
                                           ------------------ ----------------
Net asset value, end of period............       $ 6.77             $ 6.82
                                           ================== ================
TOTAL INVESTMENT RETURN+..................         4.54%(1)           0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .................................         1.23%(2)           1.42%(2)
Net investment income.....................        10.83%(2)          11.28%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ...       $1,733                $16
Portfolio turnover rate...................           39%(1)            113%

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued

                                                                FOR THE PERIOD
                                               FOR THE SIX      JULY 28, 1997*
                                              MONTHS ENDED         THROUGH
                                              FEBRUARY 28,        AUGUST 31,
                                                 1998++             1997++
-----------------------------------------  ------------------ ----------------
                                               (UNAUDITED)
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ....       $ 6.82             $ 6.83
                                           ------------------ ----------------
Net investment income.....................         0.37               0.07
Net realized and unrealized loss  ........        (0.06)             (0.03)
                                           ------------------ ----------------
Total from investment operations..........         0.31               0.04
                                           ------------------ ----------------
Less dividends from net investment
 income...................................        (0.35)             (0.05)
                                           ------------------ ----------------
Net asset value, end of period............       $ 6.78             $ 6.82
                                           ================== ================
TOTAL INVESTMENT RETURN+..................         4.62%(1)           0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .................................         1.39%(2)           1.52%(2)
Net investment income.....................        10.82%(2)          11.18%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ...          $32                 $5
Portfolio turnover rate...................           39%(1)            113%

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
HIGH YIELD
SECURITIES

SEMIANNUAL REPORT
FEBRUARY 28, 1998